Audit Information	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditor Information [Abstract]
Auditor Name	Ernst & Young Global Limited	Deloitte Accountants B.V.
Auditor Location	San Pedro Garza García, Mexico	Amsterdam, the Netherlands
Auditor Firm ID	1284	1243